Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases [Abstract]
Schedule of Right-of-Use (“ROU”) Assets and Operating Lease Liabilities	Adoption of Accounting Standard Update (“ASU”) 2016-02, Leases (Topic 842), resulted in recording an initial right-of-use (“ROU”) assets and operating lease liabilities of $328,803 on May 1, 2022.
Asset	Balance Sheet Classification	September 30, 2023
Operating lease asset	Right of use asset	$209,153
Total lease asset		$209,153

Liability
Operating lease liability – current portion	Current operating lease liability	$115,388
Operating lease liability – noncurrent portion	Long-term operating lease liability	86,912
Total lease liability		$202,300
Adoption of Accounting Standard Update (“ASU”) 2016-02, Leases (Topic 842), resulted in recording an initial right-of-use (“ROU”) assets and operating lease liabilities of $328,803 on May 1, 2022.
Asset	Balance Sheet Classification	December 31, 2022
Operating lease asset	Right of use asset	$303,227
Total lease asset		$303,227

Liability
Operating lease liability – current portion	Current operating lease liability	$93,241
Operating lease liability – noncurrent portion	Long-term operating lease liability	178,226
Total lease liability		$271,467

Schedule of Lease Obligations	Lease obligations at September 30, 2023 consisted of the following:
For the year ended December 31:
2023	$27,102
2024	134,438
2025	49,151
Total payments	$210,691
Amount representing interest	$(8,391)
Lease obligation, net	202,300
Less current portion	(115,388)
Lease obligation – long term	$86,912
Lease obligations at December 31, 2022 consisted of the following:
For the year ended December 31:
2023	$107,020
2024	134,438
2025	49,151
Total payments	$290,609
Amount representing interest	$(19,142)
Lease obligation, net	271,467
Less current portion	(93,241)
Lease obligation – long term	$178,226